Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 1,771
2027	400
Total undiscounted lease payments	2,171
Less: imputed interest	(251)
Total present value of lease liabilities	$ 1,920